Cash and Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	¥ 17,760	¥ 32,659
PRC [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	17,760
PRC [Member] | RMB [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	13,156	27,315
PRC [Member] | U.S. dollar [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	728	1,587
Hong Kong [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	17,760
Hong Kong [Member] | HKD [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	226	471
Hong Kong [Member] | U.S. dollar [Member]
Schedule of Cash and Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents and restricted cash	¥ 3,650	¥ 3,286